SIGNIFICANT ACCOUNTING POLICIES - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
Balance, at the beginning of the year	$ 54,616	$ 49,136
Revenue recognized	(38,625)	(31,456)
Increase in deferred revenues and customer advances	36,595	36,936
Balance, at the end of the year	52,586	54,616
Less current portion at the end of the year	(36,634)	(41,591)
Long term portion at the end of the year	$ 15,952	$ 13,025